Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Income Taxes
Effective tax rate (as a percent)	24.00%	29.00%
Unrecognized tax benefits, exclusive of interest and penalties	$ 8,900,000	$ 8,300,000	$ 10,715,000	$ 8,958,000	$ 9,958,000	$ 8,881,000
Unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective rate	6,800,000	6,300,000
Estimated unrecognized tax benefits resulting from possible resolution of reviews by domestic and international taxing authorities	$ 4,800,000